Performance Management	Oct. 28, 2024
GMO International Quality ETF | GMO International Quality ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. When available, updated performance information will be available on the Fund’s website at https://www.gmo.com/americas/investment-capabilities/etfs. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund is new, and therefore has no performance history.
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs
GMO International Value ETF | GMO International Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. When available, updated performance information will be available on the Fund’s website at https://www.gmo.com/americas/investment-capabilities/etfs. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund is new, and therefore has no performance history.
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs
GMO U.S. Value ETF | GMO U.S. Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. When available, updated performance information will be available on the Fund’s website at https://www.gmo.com/americas/investment-capabilities/etfs. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund is new, and therefore has no performance history.
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs
GMO Beyond China ETF | GMO Beyond China ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. When available, updated performance information will be available on the Fund’s website at https://www.gmo.com/americas/investment-capabilities/etfs. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund is new, and therefore has no performance history.
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs
GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. When available, updated performance information will be available on the Fund’s website at https://www.gmo.com/americas/investment-capabilities/etfs. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund is new, and therefore has no performance history.
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs